GAIN FROM DERECOGNITION OF LIABILITIES	12 Months Ended
Dec. 31, 2019
GAIN FROM DERECOGNITION OF LIABILITIES
GAIN FROM DERECOGNITION OF LIABILITIES

25. GAIN FROM DERECOGNITION OF LIABILITIES

In 2018, to improve payable management and internal controls, the Company reviewed the possibility to pay and aging of payables of its subsidiaries and schools on a quarterly basis. As a result, the Company derecognized payables to Suzhou Wenjian in amount of RMB 9,150 since Suzhou Wenjian was closed in the year and did not claimed and pursued the debt before its closure. The Company also derecognized payables to other creditors in a collective amount of RMB 6,076 as those payables were all with long aging over three to seven years and no claim of debts have been received by the Company as of December 31, 2018, which led to expiration of statute of limitation of those payables. The Company believes the possibilities to pay are remote and write-off those accrued expenses in 2018 accordingly.

In 2019, the Company performed similar analysis and nil was derecognized.